Inventories	9 Months Ended
Sep. 30, 2024
Inventories
Inventories

6.   Inventories

At September 30, 2024 and December 31, 2023, inventories consisted of the following:

Inventories

in € THOUS

	September 30,	December 31,
	2024	2023

Finished goods	1,211,228	1,232,702
Health care supplies	404,191	451,316
Raw materials and purchased components	349,293	361,804
Work in process	134,965	133,353
Inventories	2,099,677	2,179,175